Affiliated Companies and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2014
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2013	2014
Current assets	9,634,769	10,813,254
Noncurrent assets	8,495,078	10,172,524

Total assets	18,129,847	20,985,778

Current liabilities	6,366,002	7,120,877
Long-term liabilities and noncontrolling interests	4,541,328	5,217,723
Affiliated companies accounted for by the equity method shareholders’ equity	7,222,517	8,647,178

Total liabilities and shareholders’ equity	18,129,847	20,985,778

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,102,584	2,429,576

Number of affiliated companies accounted for by the equity method at end of period	56	54

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Net revenues	22,211,233	24,242,046	28,289,687

Gross profit	2,297,660	2,620,892	3,385,048

Net income attributable to affiliated companies accounted for by the equity method	554,983	705,249	963,003

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	197,701	231,519	318,376

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2013	2014
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.8%	24.7%
Aisin Seiki Co., Ltd.	23.4%	23.4%
Toyota Tsusho Corporation	22.1%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2013	2014
Trade accounts and notes receivable, and other receivables	252,708	253,312
Accounts payable and other payables	592,027	599,334

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Net revenues	1,536,326	1,926,854	1,854,708
Purchases	3,785,284	4,020,138	4,289,583